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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         R R Partners LP
Address:      c/o East Side Capital Corp.
              888 Seventh Avenue
              New York, N.Y. 10106

Form 13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Rasiel
Title:        Principal
Phone:        212-333-9716

Signature, Place, and Date of Signing:


/s/ David Rasiel                  New York, New York          November 11, 2004
----------------------            ------------------          -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                        ----------
Form 13F Information Table Entry Total:                         34
                                                        ----------
Form 13F Information Table Value Total:                 $  463,316
                                                        ----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                               RR Capital LP
                                         Form 13F Information Table
                                      Quarter Ended September 30, 2004

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
NAME OF                           TITLE     CUSIP     VALUE     SHRS OR      SHRS/ PUT/ INVESTMENT OTHER
ISSUER                            OF CLASS            (x$1,000) PRN AMT      PRN   CALL DISCRETION MANAGERS SOLE      SHARED NONE
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ADVANCED MEDICAL OPTICS INC       COM       00763M108    24,965      630,900  SH         SOLE                 630,900
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ANTHEM INC                        COM       03674B104    63,337      725,922  SH         SOLE                 725,922
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
APACHE CORP                       COM       037411105    36,228      722,968  SH         SOLE                 722,968
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ARROW ELECTRS INC                 COM       042735100     5,652      250,300  SH         SOLE                 250,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
AVNET INC                         COM       053807103     5,983      349,500  SH         SOLE                 349,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
BROOKFIELD HOMES CORP             COM       112723101    22,627      858,700  SH         SOLE                 858,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
COMMERCE BANCORP INC NJ           COM       200519106     3,864       70,000  SH         SOLE                 70,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
CYPRESS SEMICONDUCTOR CORP        COM       232806109     2,128      240,700  SH         SOLE                 240,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
DELTIC TIMBER CORP                COM       247850100     6,446      162,000  SH         SOLE                 162,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
D R HORTON INC                    COM       23331A109     7,450      225,000  SH         SOLE                 225,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ENPRO INDS INC                    COM       29355X107     8,688      359,900  SH         SOLE                 359,900
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
FIRST CMNTY BANCORP CALIF         COM       31983B101     5,219      127,300  SH         SOLE                 127,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
FIRSTENERGY CORP                  COM       337932107    16,646      405,200  SH         SOLE                 405,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
HOSPIRA INC                       COM       441060100    35,190    1,150,000  SH         SOLE               1,150,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
INTEGRATED DEVICE TECHNOLOGY      COM       458118106     4,730      496,300  SH         SOLE                 496,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
INTERNATIONAL GAME TECHNOLOG      COM       459902102    13,431      373,600  SH         SOLE                 373,600
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
JOHNSON CTLS INC                  COM       478366107    16,634      292,800  SH         SOLE                 292,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LABORATORY CRP AMER HLDGS         COM NEW   50540R409    10,641      243,400  SH         SOLE                 243,400
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LEAR CORP                         COM       521865105     1,269       23,300  SH         SOLE                  23,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LEGGETT & PLATT INC               COM       524660107     7,728      275,000  SH         SOLE                 275,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------

                                              R R Capital LP
                                         Form 13F Information Table
                                       Quarter Ended Semptember 30, 2004

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
NAME OF                           TITLE     CUSIP     VALUE     SHRS OR      SHRS/ PUT/ INVESTMENT OTHER
ISSUER                            OF CLASS            (x$1,000) PRN AMT      PRN   CALL DISCRETION MANAGERS SOLE      SHARED NONE
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LENNAR CORP                       CL B      526057302       928       21,180  SH         SOLE                  21,180
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LNR PPTY CORP                     COM       501940100    21,489      347,100  SH         SOLE                 347,100
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MAGNA INTL INC                    CL A      559222401     6,482       87,500  SH         SOLE                  87,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MEDCO HEALTH SOLUTIONS INC        COM       58405U102    10,284      332,800  SH         SOLE                 332,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MI DEVS INC                       CL A SUB  55304X104     4,850      148,950  SH         SOLE                 148,950
                                  VTG
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
PIPER JAFFRAY COS                 COM       724078100    13,686      345,700  SH         SOLE                 345,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
QUEST DIAGNOSTICS INC             COM       74834L100    33,188      376,200  SH         SOLE                 376,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
RYLAND GROUP INC                  COM       783764103    18,995      205,000  SH         SOLE                 205,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SHAW COMMUNICATIONS INC           CL B CONV 82028K200     5,489      260,000  SH         SOLE                 260,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SHERWIN WILLIAMS CO               COM       824348106     2,769       63,000  SH         SOLE                  63,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
STANCORP FINL GROUP INC           COM       852891100     2,755       38,700  SH         SOLE                  38,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
STEWART ENTERPRISES INC           CL A      860370105     3,312      476,600  SH         SOLE                 476,600
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
WELLPOINT HEALTH NETWORK NEW      COM       94973H108    39,514      376,000  SH         SOLE                 376,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
XCEL ENERGY INC                   COM       98389B100       719       41,500  SH         SOLE                  41,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
                                                     $  463,316

REPORT SUMMARY: 34 DATA RECORDS
                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED